Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2011
Registrant Name	dei_EntityRegistrantName	MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Central Index Key	dei_EntityCentralIndexKey	0000063090
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 29, 2012
Massachusetts Investors Growth Stock Fund (Prospectus Summary) | Massachusetts Investors Growth Stock Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGFX
Massachusetts Investors Growth Stock Fund (Prospectus Summary) | Massachusetts Investors Growth Stock Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGBX
Massachusetts Investors Growth Stock Fund (Prospectus Summary) | Massachusetts Investors Growth Stock Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGDX
Massachusetts Investors Growth Stock Fund (Prospectus Summary) | Massachusetts Investors Growth Stock Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGTIX
Massachusetts Investors Growth Stock Fund (Prospectus Summary) | Massachusetts Investors Growth Stock Fund | 529A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EISTX
Massachusetts Investors Growth Stock Fund (Prospectus Summary) | Massachusetts Investors Growth Stock Fund | 529B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMIVX
Massachusetts Investors Growth Stock Fund (Prospectus Summary) | Massachusetts Investors Growth Stock Fund | 529C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMICX
Massachusetts Investors Growth Stock Fund (Prospectus Summary) | Massachusetts Investors Growth Stock Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGMX
Massachusetts Investors Growth Stock Fund (Prospectus Summary) | Massachusetts Investors Growth Stock Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIRGX
Massachusetts Investors Growth Stock Fund (Prospectus Summary) | Massachusetts Investors Growth Stock Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGHX
Massachusetts Investors Growth Stock Fund (Prospectus Summary) | Massachusetts Investors Growth Stock Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGKX
Massachusetts Investors Growth Stock Fund (Prospectus Summary) | Massachusetts Investors Growth Stock Fund | R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A (currently not offered)